UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended December 31, 2007

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Cardinal Capital Management, LLC

Address:  One Greenwich Office Park
          Greenwich, CT  06831


13F File Number: 028-07760

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Amy K. Minella
Title:    Managing Director
Phone:    (203) 863-8981


Signature, Place and Date of Signing:

/s/ Amy K. Minella                Greenwich, CT            February 14, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  90

Form 13F Information Table Value Total: $1,506,912
                                       (thousands)


List of Other Included Managers:

NONE



                                                      FORM 13F INFORMATION TABLE
                                                           December 31, 2007

COLUMN 1                        COLUMN  2       COLUMN 3    COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7     COLUMN 8

                                TITLE                       VALUE     SHRS OR   SH/  PUT/  INVSTMT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS        CUSIP       (X$1000)  PRN AMT   PRN  CALL  DSCRETN  MGRS  SOLE     SHARED  NONE
--------------                  --------        -----       --------  -------   ---  ----  -------  ----  ----     ------  ----
AFC ENTERPRISES INC.            COM             00104Q107   23,795      2,102,040          Sole     None  1,302,090          799,950
ACETO CORP                      COM             004446100    9,370      1,171,269          Sole     None    712,171          459,098
ACXIOM CORP                     COM             005125109    5,488        467,830          Sole     None    288,840          178,990
AFFILIATED MANAGERS GROUP       COM             008252108   21,387        182,075          Sole     None     98,865           83,210
ALLEGHENY TECHNOLOGIES INC      COM             01741R102    3,249         37,600          Sole     None      6,500           31,100
AMERICAN EAGLE OUTFITTERS NE    COM             02553E106    5,982        287,990          Sole     None     92,690          195,300
ARGON ST INC                    COM             040149106   23,263      1,253,372          Sole     None    776,622          476,750
GALLAGHER ARTHUR J & CO         COM             363576109   16,981        701,970          Sole     None    396,050          305,920
B&G FOODS INC NEW               COM             05508R106    5,098        499,340          Sole     None    300,090          199,250
BARNES & NOBLE INC              COM             067774109   16,084        466,880          Sole     None    262,580          204,300
CBIZ INC                        COM             124805102   29,803      3,038,004          Sole     None  1,902,920        1,135,084
CARPENTER TECHNOLOGY CORP       COM             144285103   55,213        734,508          Sole     None    418,318          316,190
CASH AMER INTL INC              COM             14754D100   42,374      1,311,880          Sole     None    777,540          534,340
CENVEO INC                      COM             15670S105    5,438        311,290          Sole     None    192,380          118,910
CHECK POINT SOFTWARE TECH LT    ORD             M22465104    8,596        391,450          Sole     None    159,750          231,700
CHEMED CORP NEW                 COM             16359R103    9,677        173,172          Sole     None    108,140           65,032
CHESAPEAKE ENERGY CORP          COM             165167107   10,417        265,730          Sole     None    103,530          162,200
CITIZENS COMMUNICATIONS CO      COM             17453B101    7,525        591,130          Sole     None    198,830          392,300
COMPASS MINERALS INTL INC       COM             20451N101   41,801      1,019,540          Sole     None    573,580          445,960
COMSTOCK RES INC                COM NEW         205768203   21,644        636,590          Sole     None    351,030          285,560
CONVERGYS CORP                  COM             212485106   34,323      2,085,220          Sole     None  1,160,070          925,150
COVENTRY HEALTH CARE INC        COM             222862104   12,562        212,020          Sole     None     80,720          131,300
DRS TECHNOLOGIES INC            COM             23330X100    3,898         71,820          Sole     None     25,220           46,600
ELECTRO RENT CORP               COM             285218103   11,108        748,019          Sole     None    460,444          287,575
EQUIFAX INC                     COM             294429105    3,254         89,500          Sole     None     29,800           59,700
EXPRESS SCRIPTS INC             COM             302182100    6,326         86,660          Sole     None     35,560           51,100
FBR CAPITAL MARKETS CORP        COM             30247C301    5,110        533,420          Sole     None    283,960          249,460
FAIR ISAAC CORP                 COM             303250104   16,756        521,170          Sole     None    299,900          221,270
FISERV INC                      COM             337738108    6,448        116,200          Sole     None     39,000           77,200
FRIEDMAN BILLINGS RAMSEY GRO    CL A            358434108    6,710      2,136,900          Sole     None  1,364,800          772,100
GENWORTH FINL INC               COM CL A        37247D106    2,568        100,900          Sole     None     16,800           84,100
GLOBAL CASH ACCESS HLDGS INC    COM             378967103   20,189      3,331,595          Sole     None  2,091,100        1,240,495
GLOBALOPTIONS GROUP INC         COM NEW         37946D209      205         45,498          Sole     None      5,700           39,798
FULLER H B CO                   COM             359694106   17,694        788,162          Sole     None    443,320          344,842
SCHEIN HENRY INC                COM             806407102    5,469         89,070          Sole     None     31,870           57,200
HEWITT ASSOCS INC               COM             42822Q100    8,155        212,980          Sole     None     86,580          126,400
HILB ROGAL & HOBBS CO           COM             431294107   49,664      1,224,160          Sole     None    702,990          521,170
IHOP CORP                       COM             449623107   10,257        280,400          Sole     None    171,550          108,850
IMS HEALTH INC                  COM             449934108    7,937        344,480          Sole     None    132,780          211,700
INFOUSA INC NEW                 COM             456818301   27,761      3,108,710          Sole     None  1,987,930        1,120,780
INTUIT                          COM             461202103    4,605        145,690          Sole     None     50,690           95,000
INVESTMENT TECHNOLOGY GRP NE    COM             46145F105   48,126      1,011,260          Sole     None    570,690          440,570
J2 GLOBAL COMMUNICATIONS INC    COM             46626E205    5,103        241,060          Sole     None    149,290           91,770
JACKSON HEWITT TAX SVCS INC     COM             468202106   60,537      1,906,680          Sole     None  1,079,900          826,780
KAMAN CORP                      COM             483548103   24,695        670,870          Sole     None    412,140          258,730
LABORATORY CORP AMER HLDGS      COM NEW         50540R409    7,348         97,280          Sole     None     16,980           80,300
LIGAND PHARMACEUTICALS INC      CL B            53220K207    6,614      1,369,350          Sole     None    853,400          515,950
LINCARE HLDGS INC               COM             532791100   16,194        460,580          Sole     None    275,900          184,680
LIQUIDITY SERVICES INC          COM             53635B107    6,833        529,683          Sole     None    326,393          203,290
LORAL SPACE & COMMUNICATNS L    COM             543881106   27,058        790,003          Sole     None    492,972          297,031
MDC PARTNERS INC                CL A SUB VTG    552697104   16,899      1,735,057          Sole     None  1,063,980          671,077
MIPS TECHNOLOGIES INC           COM             604567107   11,228      2,263,690          Sole     None  1,380,890          882,800
MANTECH INTL CORP               CL A            564563104   19,277        439,910          Sole     None    278,930          160,980
NVR INC                         COM             62944T105    1,127          2,150          Sole     None        370            1,780
NELNET INC                      CL A            64031N108   21,758      1,711,862          Sole     None    941,357          770,505
NOVATEL WIRELESS INC            COM NEW         66987M604   20,996      1,296,020          Sole     None    807,130          488,890
NOVELL INC                      COM             670006105   11,422      1,662,550          Sole     None  1,032,940          629,610
OCEANEERING INTL INC            COM             675232102   25,737        382,140          Sole     None    215,880          166,260
PDL BIOPHARMA INC               COM             69329y104    6,509        371,500          Sole     None    226,100          145,400
PACER INTL INC TENN             COM             69373H106   28,439      1,947,860          Sole     None  1,081,120          866,740
PLAINS EXPL& PRODTN CO          COM             726505100    8,572        158,742          Sole     None     64,614           94,128
PROGRESS SOFTWARE CORP          COM             743312100   74,659      2,216,710          Sole     None  1,247,100          969,610
PROVIDENCE SVC CORP             COM             743815102   29,494      1,048,100          Sole     None    651,546          396,554
PURECYCLE CORP                  COM NEW         746228303      322         41,900          Sole     None      5,500           36,400
QUEST DIAGNOSTICS INC           COM             74834L100    2,439         46,110          Sole     None      8,010           38,100
R H DONNELLEY CORP              COM NEW         74955W307   13,066        358,160          Sole     None    193,330          164,830
DONNELLEY R R & SONS CO         COM             257867101   11,127        294,821          Sole     None    119,764          175,057
SRS LABS INC                    COM             78464M106   10,931      2,043,215          Sole     None  1,250,015          793,200
SCHOLASTIC CORP                 COM             807066105   41,939      1,202,030          Sole     None    675,280          526,750
SILGAN HOLDINGS INC             COM             827048109   39,853        767,288          Sole     None    433,710          333,578
SPEEDWAY MOTORSPORTS INC        COM             847788106   46,407      1,493,162          Sole     None    857,273          635,889
STAGE STORES INC                COM NEW         85254C305   25,600      1,729,708          Sole     None  1,068,984          660,724
STONE ENERGY CORP               COM             861642106   18,574        395,960          Sole     None    245,310          150,650
SUN-TIMES MEDIA GROUP INC       COM             86688Q100    4,078      1,853,670          Sole     None  1,172,300          681,370
SYBASE INC                      COM             871130100   10,420        399,400          Sole     None    223,900          175,500
SYNERON MEDICAL LTD             ORD SHS         M87245102   11,240        840,720          Sole     None    519,720          321,000
TELETECH HOLDINGS INC           COM             879939106   12,940        608,390          Sole     None    378,740          229,650
STANLEY WKS                     COM             854616109    3,073         63,380          Sole     None     10,980           52,400
TRIARC COS INC                  CL A            895927101   13,644      1,562,898          Sole     None    872,900          689,998
UCBH HOLDINGS INC               COM             90262T308   10,275        725,670          Sole     None    405,490          320,180
VENOCO INC                      COM             92275P307   14,237        714,340          Sole     None    436,240          278,100
VERIFONE HLDGS INC              COM             92342y109   23,522      1,011,692          Sole     None    561,543          450,149
VERISIGN INC                    COM             92343E102    2,975         79,100          Sole     None     32,300           46,800
VIRGIN MEDIA INC                COM             92769L101   10,212        595,821          Sole     None    240,440          355,381
WARNER CHILCOTT LIMITED         COM CL A        G9435N108    6,438        363,140          Sole     None    226,020          137,120
WEST PHARMACEUTICAL SVSC INC    COM             955306105   26,237        646,390          Sole     None    364,030          282,360
WHITING PETE CORP NEW           COM             966387102   18,153        314,820          Sole     None    194,250          120,570
WILLIS GROUP HOLDINGS LTD       SHS             G96655108   15,839        417,140          Sole     None    163,140          254,000
WINDSTREAM CORP                 COM             97381W104    5,057        388,390          Sole     None    140,290          248,100
ISHARES TR                      RUSL 2000 VALU  464287630    5,510         78,174          Sole     None     72,186            5,988


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